Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Loss before income tax		$ (1,588)	$ (1,045)	$ (1,507)
Tax calculated at domestic rates applicable in the respective jurisdictions		(189)	(121)	(174)
Tax effects of income not subject to tax	[1]	(231)	(365)	(247)
Tax effects of expenses not deductible for tax purposes	[1],[2]	265	332	271
Tax effects of amortization of pre-opening expenses previously not recognized		(1)	(2)	(2)
Tax effects of origination and reversal of temporary differences, net		(1)	0	5
Tax effects of tax losses for which no deferred income tax assets were recognized		149	154	158
Tax effects of lump sum in lieu of Macao complementary tax on dividends		2	5	5
Total tax expense (income)		$ (6)	$ 3	$ 16

[1]	For each of the three years ended December 31, 2022, VML was exempt from Macao complementary tax on its gaming activities (see also Note 8(a)). In addition, lease/right-of-use income recorded in VML, VCL and VOL were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right-of-use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above. Additionally, for the year ended December 31, 2020, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
[2]	Lease/right-of-use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for Sands Macao expired in August 2012, for The Venetian Macao in August 2019, with exception of its casino area which expired in August 2013, and for The Plaza Macao in August 2020. The exemptions for The Londoner Macao, The Parisian Macao and The Grand Suites at Four Seasons will be expiring in December 2027, September 2028 and October 2032, respectively.